Derivative and Hedging Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Derivative and Hedging Instruments (Tables) [Abstract]
Gross Notional Volume of Open Derivatives
	June 30, 2013	December 31, 2012
Commodity derivative contracts	277,295 MWh	444,650 MWh
Commodity derivative contracts	2,940,000 Dth	1,980,000 Dth
FTRs	4,598 MW	2,670 MW

Fair Value of Derivative Instruments on the Balance Sheet
	Asset Derivatives		Liability Derivatives
(In thousands)	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
June 30, 2013
Commodity derivative contracts	Other current assets	$521	Derivative liability (current)	$241
Commodity derivative contracts	Other deferred charges	32	Derivative liability (long-term)	17
FTRs	Other current assets	786	Derivative liability (current)	0
Ten-year PPA	N/A	N/A	Derivative liability (current)	9,200
Ten-year PPA	N/A	N/A	Derivative liability (long-term)	58,530

December 31, 2012
Commodity derivative contracts	Other current assets	$365	Derivative liability (current)	$394
Commodity derivative contracts	Other deferred charges	95	Derivative liability (long-term)	11
FTRs	Other current assets	206	Derivative liability (current)	0
Ten-year PPA	N/A	N/A	Derivative liability (current)	9,270
Ten-year PPA	N/A	N/A	Derivative liability (long-term)	63,320

Offsetting Assets
Offsetting of Derivative Assets

		Gross amounts	Collateral	Net amount
		offset in	posted against	presented in
(In thousands)	Gross amounts	balance sheet	derivative positions	balance sheet
June 30, 2013
Commodity derivative contracts	$553	$(258)	$-	$295
FTRs	786	-	-	786

December 31, 2012
Commodity derivative contracts	$460	$(405)	$-	$55
FTRs	206	-	-	206

Offsetting Liabilities
Offsetting of Derivative Liabilities

		Gross amounts	Collateral	Net amount
		offset in	posted against	presented in
(In thousands)	Gross amounts	balance sheet	derivative positions	balance sheet
June 30, 2013
Commodity derivative contracts	$258	$(258)	$-	$-
Ten-year PPA	67,730	-	-	67,730

December 31, 2012
Commodity derivative contracts	$405	$(405)	$-	$-
Ten-year PPA	72,590	-	-	72,590

Derivative Gains and Losses in Balance Sheet
	2013		2012
(In thousands)	Current and long-term regulatory asset	Other current assets	Current and long-term regulatory asset	Other current assets
Three Months Ended June 30:
Balance at April 1,	$69,197	$259	$71,514	$672
Change in unrealized (gain) loss	(1,963)	0	9,791	0
Realized loss reclassified to a deferred account	(388)	388	(222)	222
Realized gain (loss) reclassified to income
statement	(197)	11	(1,721)	(176)
Balance at June 30,	$66,649	$658	$79,362	$718

Six Months Ended June 30:
Balance at January 1,	$72,329	$574	$42,356	$1,604
Change in unrealized (gain) loss	(3,660)	0	43,101	0
Realized loss reclassified to a deferred account	(678)	678	(2,880)	2,880
Realized loss reclassified to income
statement	(1,342)	(594)	(3,215)	(3,766)
Balance at June 30,	$66,649	$658	$79,362	$718

Derivative Gains and Losses in Income Statement
	Realized losses (gains)
		Fuel for electric
	Regulated	generation/	Cost of
(In thousands)	gas revenues	purchased power	gas sold
Three Months Ended June 30, 2013:
Commodity derivative contracts	$0	$(538)	$0
FTRs	0	(351)	0
Ten-year PPA	0	1,075	0

Three Months Ended June 30, 2012:
Commodity derivative contracts	$0	$582	$0
FTRs	0	96	0
Ten-year PPA	0	1,219	0

Six Months Ended June 30, 2013:
Commodity derivative contracts	$0	$(516)	$608
FTRs	0	(509)	0
Ten-year PPA	0	2,353	0

Six Months Ended June 30, 2012:
Commodity derivative contracts	$0	$2,510	$3,090
FTRs	0	162	0
Ten-year PPA	0	1,219	0